SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies - Accumulated Other Comprehensive Income Details
Net unrealized gains (losses) on securities	$ 82,408	$ 82,788
Net unrealized gains (losses) on derivatives designated as cash flow hedges	(5,992)	(12,024)
Net unrecognized actuarial loss and prior service cost	458
Accumulated other comprehensive income (loss)	$ 76,874	$ 70,764